Leases	12 Months Ended
Dec. 31, 2019
Leases
Leases

23.         Leases

The statement of financial position shows the following amounts relating to leases:

	As on	As on
	December 31,	January 1,
In thousands of €	2019	2019
Right-of-use assets
Buildings	€5,576	€2,338
Vehicles	744	525
Equipment	243	242
	€6,564	€3,105

Lease liabilities
Current	€1,974	€1,078
Non-current	4,540	1,712
	€6,514	€2,790

Additions to the right-of-use assets amounted to €5.1 million for the year ended December 31, 2019.

The table below shows a maturity analysis of the lease liabilities as on December 31, 2019:

(in thousands of €)	Less than 1 year	1-3 years	3-5 years	More than 5 years	Total contractual cash flows	Carrying amount
Lease liabilities	€2,205	€3,137	€1,251	€432	€7,025	€6,514

The statement of profit or loss and other comprehensive income shows the following amounts relating to leases:

	Year Ended
	December 31,
In thousands of €	2019	2018	2017
Depreciation charges
Buildings	€1,315	€—	€—
Vehicles	233	—	—
Equipment	28	11	—
	€1,576	€11	€—

Interest expense (included in finance cost)	€105	€—	€—
Expense relating to short-term leases	123	—	—
Expense relating to leases of low-value assets that are not shown above as short-term leases	5	—	—

The total cash outflow for leases in 2019 was €1.6 million. The Company’s new accounting policy for leases is described in note 2.6.

The Company did not enter into any lease agreement with variable lease payments or residual value guarantees. The Company has leases that include extension options. These options provide flexibility in managing the leased assets and align with the Company’s business needs. The Company exercises judgement in deciding whether it is reasonably certain that the extension options will be exercised. The Company leases offices and laboratory space in Zwijnaarde, Belgium. The contract contains an extension option for three years. The Company also leases office space in Boston, Massachusetts. The contract contains an extension option for five years.

The Company has entered into an additional lease for office space in Tokyo, Japan in January 2020. The minimum lease term of three years and two months results in a contractually agreed cash outflow of ¥ 233.5 million (€1.9 million).